Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 526,896	$ 514,193	$ 250,002
Voyage expenses	(55,241)	(19,816)	(11,223)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Time-charter hire expense	(59,647)	(74,898)	(22,160)
Depreciation and amortization	(104,149)	(73,760)	(53,292)
General and administrative expenses	(18,211)	(17,354)	(12,821)
(Loss) gain on sale of vessels	(20,594)	771	9,955
Restructuring charge	0	(4,772)	0
Income (loss) from operations	86,456	187,200	62,058
Equity income	13,101	14,411	$ 5,228
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
(Loss) gain on sale of vessels		800
Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	37,900	17,700
Operating Segments [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	488,961	496,455
Voyage expenses	(58,442)	(19,468)
Vessel operating expenses	(150,100)	(123,572)
Time-charter hire expense	(57,368)	(74,860)
Depreciation and amortization	(99,024)	(72,118)
General and administrative expenses	(14,444)	(15,369)
(Loss) gain on sale of vessels	(20,926)	771
Restructuring charge		(4,445)
Income (loss) from operations	88,657	187,394
Equity income	13,101	14,411
Operating Segments [Member] | Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	41,136	18,587
Voyage expenses	0	(348)
Vessel operating expenses	(32,498)	(14,441)
Time-charter hire expense	(2,279)	(38)
Depreciation and amortization	(5,125)	(1,642)
General and administrative expenses	(3,767)	(1,985)
(Loss) gain on sale of vessels	332	0
Restructuring charge		(327)
Income (loss) from operations	(2,201)	(194)
Equity income	0	0
Inter-segment Adjustment [Member]
Segment Reporting Information [Line Items]
Revenues	(3,201)	(849)
Voyage expenses	3,201	0
Vessel operating expenses	0	849
Time-charter hire expense	0	0
Depreciation and amortization	0	0
General and administrative expenses	0	0
(Loss) gain on sale of vessels	0	0
Restructuring charge		0
Income (loss) from operations	0	0
Equity income	0	0
Estimated costs incurred	$ 25	$ 25